Housing Loans and Deposits from Customers in Banking Business - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Housing Loans And Deposits From Customers [Abstract]
Housing loans in the banking business	¥ 1,074,386	¥ 949,300
Allowance for credit losses of housing loans in the banking business	1,037	1,083
Balance of time deposits issued in amounts of 10 million yen or more	¥ 256,391	¥ 250,965